Revenue - Summary Of Disaggregation Of Revenue From Contracts With Customers (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₽ 1,533,835	₽ 1,901,624	₽ 3,524,244	₽ 3,580,061
Bundled Subscriptions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	524,497	554,090	1,102,210	1,057,975
CV Database Access [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	346,981	433,742	817,567	819,389
Job Postings [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	505,119	769,115	1,286,532	1,410,986
Other VAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	157,238	144,677	317,935	291,711
Other segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	112,361	143,888	264,526	266,810
Other segment | Bundled Subscriptions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,255	16,487	24,295	31,624
Other segment | CV Database Access [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56,654	63,451	128,719	118,982
Other segment | Job Postings [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37,707	55,813	94,813	100,929
Other segment | Other VAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,745	8,137	16,699	15,275
Russia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,421,474	1,757,736	3,259,718	3,313,251
Russia | Bundled Subscriptions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	514,242	537,603	1,077,915	1,026,351
Russia | CV Database Access [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	290,327	370,291	688,848	700,407
Russia | Job Postings [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	467,412	713,302	1,191,719	1,310,057
Russia | Other VAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₽ 149,493	₽ 136,540	₽ 301,236	₽ 276,436